INCOME TAXES (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Non-Current deferred tax asset:
Net operating loss carry-forwards	$ 3,700,000	$ 2,300,000
Valuation allowance	(3,700,000)	(2,300,000)
Net non-current deferred tax asset	$ 0	$ 0